Financial Instruments (Details) - Schedule of Sensitivity Test to Possible Changes in Exchange Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	$ (11)	$ (4)
Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(24)	(10)
Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	24	10
Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	11	4
Cash and cash equivalents and deposits [Member]
Financial Instrument [Line Items]
Income (loss) value	550	960
Cash and cash equivalents and deposits [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	11	19
Cash and cash equivalents and deposits [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	28	48
Cash and cash equivalents and deposits [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(28)	(48)
Cash and cash equivalents and deposits [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(11)	(19)
Other current assets [Member]
Financial Instrument [Line Items]
Income (loss) value	660	841
Other current assets [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	13	17
Other current assets [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	33	42
Other current assets [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(33)	(42)
Other current assets [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(13)	(17)
Accounts payable [Member]
Financial Instrument [Line Items]
Income (loss) value	(225)	(205)
Accounts payable [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(5)	(4)
Accounts payable [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(11)	(10)
Accounts payable [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	11	10
Accounts payable [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	5	4
Other payables [Member]
Financial Instrument [Line Items]
Income (loss) value	(1,340)	(1,668)
Other payables [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(27)	(33)
Other payables [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(67)	(83)
Other payables [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	67	83
Other payables [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	27	33
Post-employment benefit liabilities [Member]
Financial Instrument [Line Items]
Income (loss) value	(141)	(145)
Post-employment benefit liabilities [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(3)	(3)
Post-employment benefit liabilities [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(7)	(7)
Post-employment benefit liabilities [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	7	7
Post-employment benefit liabilities [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	3	3
EURO [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(7)	21
EURO [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(18)	53
EURO [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	18	(53)
EURO [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	7	(21)
EURO [Member] | Cash and cash equivalents and deposits [Member]
Financial Instrument [Line Items]
Income (loss) value	48	2,246
EURO [Member] | Cash and cash equivalents and deposits [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	1	45
EURO [Member] | Cash and cash equivalents and deposits [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	2	112
EURO [Member] | Cash and cash equivalents and deposits [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(2)	(112)
EURO [Member] | Cash and cash equivalents and deposits [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(1)	(45)
EURO [Member] | Accounts payable [Member]
Financial Instrument [Line Items]
Income (loss) value	(153)	(979)
EURO [Member] | Accounts payable [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(3)	(20)
EURO [Member] | Accounts payable [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(8)	(49)
EURO [Member] | Accounts payable [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	8	49
EURO [Member] | Accounts payable [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	3	20
EURO [Member] | Other payables [Member]
Financial Instrument [Line Items]
Income (loss) value	(232)	(207)
EURO [Member] | Other payables [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(5)	(4)
EURO [Member] | Other payables [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(12)	(10)
EURO [Member] | Other payables [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	12	10
EURO [Member] | Other payables [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	$ 5	$ 4